Additional Information-Parent Company Only Condensed Financial Information balance sheet - Parenthetical (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	May 31, 2019	Dec. 31, 2018	Aug. 23, 2018	Feb. 28, 2018	Jan. 09, 2018	Dec. 20, 2017	Mar. 21, 2016	Jan. 18, 2016	Jan. 16, 2015	Aug. 22, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares authorized (in shares)	850,000,000		850,000,000
Series A preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)												8,000,000
Mezzanine equity, outstanding (in shares)				8,000,000
Series B preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)											10,476,190
Mezzanine equity, outstanding (in shares)				10,476,190
Series C-1 preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)										1,030,126
Mezzanine equity, outstanding (in shares)				1,030,126
Series C preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)									4,902,554
Mezzanine equity, outstanding (in shares)				4,902,554
Series D preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)							9,750,676	9,750,676
Mezzanine equity, outstanding (in shares)				9,750,676
Series D+ preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)						3,497,954
Mezzanine equity, outstanding (in shares)				3,497,954
Series E preferred shares
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, issued (in shares)					6,164,979
Mezzanine equity, outstanding (in shares)				6,164,979
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000	750,000,000	750,000,000
Ordinary shares, issued (in shares)	71,736,059	70,212,159
Ordinary shares, outstanding (in shares)	69,092,367	70,212,159
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, issued (in shares)	12,000,000	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000	12,000,000
Ordinary shares | Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares, issued (in shares)	71,736,059	70,212,159
Ordinary shares, outstanding (in shares)	69,092,367	70,212,159
Ordinary shares | Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, issued (in shares)	12,000,000	12,000,000
Ordinary shares, outstanding (in shares)	12,000,000	12,000,000